INSPIRE FAITHWARD MID CAP MOMENTUM ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 97.9%
	ASSET MANAGEMENT - 5.3%
5,459	Affiliated Managers Group, Inc.	$ 755,308
16,294	Artisan Partners Asset Management, Inc., Class A	620,964
		1,376,272
	BANKING - 3.5%
19,074	Bank OZK	896,859

	BEVERAGES - 0.1%
410	Celsius Holdings, Inc.(a)	26,195

	BIOTECH & PHARMA - 2.8%
4,216	United Therapeutics Corporation(a)	700,700

	CHEMICALS - 3.6%
8,335	Westlake Corporation	919,434

	COMMERCIAL SUPPORT SERVICES - 3.1%
32,291	H&R Block, Inc.	801,140

	CONSUMER SERVICES - 1.6%
14,716	Rent-A-Center, Inc.	418,082

	ELECTRICAL EQUIPMENT - 3.1%
3,070	Littelfuse, Inc.	792,705

	ENGINEERING & CONSTRUCTION - 2.9%
9,455	MasTec, Inc.(a)	744,676

	FORESTRY, PAPER & WOOD PRODUCTS - 3.9%
13,941	Louisiana-Pacific Corporation	1,003,055

	HOME CONSTRUCTION - 3.1%
18,101	MDC Holdings, Inc.	802,598

INSPIRE FAITHWARD MID CAP MOMENTUM ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	INDUSTRIAL INTERMEDIATE PROD - 3.0%
3,529	Valmont Industries, Inc.	$ 763,852

	INDUSTRIAL SUPPORT SERVICES - 4.0%
15,711	Triton International Ltd.	1,031,898

	INSTITUTIONAL FINANCIAL SERVICES - 2.8%
5,633	Evercore, Inc., Class A	715,447

	INSURANCE - 2.9%
6,687	Reinsurance Group of America, Inc.	741,321

	INTERNET MEDIA & SERVICES - 4.4%
10,038	TechTarget, Inc.(a)	786,779
13,055	Upwork, Inc.(a)	330,030
		1,116,809
	LEISURE PRODUCTS - 7.2%
20,481	Camping World Holdings, Inc., CLASS A	628,971
6,387	Thor Industries, Inc.	578,024
9,856	YETI Holdings, Inc.(a)	606,735
		1,813,730
	MEDICAL EQUIPMENT & DEVICES - 2.0%
6,489	STAAR Surgical Company(a)	514,707

	OIL & GAS SERVICES & EQUIPMENT - 0.2%
2,818	NOV, Inc.	48,329

	REAL ESTATE SERVICES - 1.9%
17,928	eXp World Holdings, Inc.	479,395

	RETAIL - DISCRETIONARY - 2.1%
16,827	Foot Locker, Inc.	532,070

INSPIRE FAITHWARD MID CAP MOMENTUM ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	RETAIL REIT - 3.2%
6,927	Federal Realty Investment Trust	$ 814,477

	SEMICONDUCTORS - 6.3%
8,233	Azenta, Inc.	720,552
5,986	MKS Instruments, Inc.	901,491
		1,622,043
	SOFTWARE - 4.5%
9,014	Digital Turbine, Inc.(a)	436,999
5,453	Omnicell, Inc.(a)	704,964
		1,141,963
	SPECIALTY FINANCE - 3.9%
7,230	Walker & Dunlop, Inc.	1,000,271

	STEEL - 3.1%
19,887	Ternium S.A. - ADR	781,161

	TECHNOLOGY HARDWARE - 6.5%
9,343	Dolby Laboratories, Inc., Class A	701,658
5,685	Kornit Digital Ltd.(a)	539,109
5,743	Vicor Corporation(a)	429,404
		1,670,171
	TECHNOLOGY SERVICES - 2.7%
8,710	TTEC Holdings, Inc.	692,445

	TRANSPORTATION & LOGISTICS - 4.2%
10,388	Forward Air Corporation	1,071,833

	TOTAL COMMON STOCKS (Cost $29,149,463)	25,033,638

	TOTAL INVESTMENTS - 97.9% (Cost $29,149,463)	$ 25,033,638
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1%	524,681
	NET ASSETS - 100.0%	$ 25,558,319
(a)	- Non-income producing security.
ADR	- American Depositary Receipt
LTD	- Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme